INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of interest expense

US$ MILLIONS	2021	2020	2019
Interest on corporate facility	$16	$19	$20
Interest on corporate debt	87	76	63
Interest on non-recourse borrowings	1,134	944	738
Other financing fees(1)	231	140	83
	$1,468	$1,179	$904